Other (Gains) Losses - Schedule of Other (Gains) Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Other Gainslosses
Foreign exchange (loss)/gain, net		$ 5,652	$ 5,610	$ (6,250)
Gain/(loss) on sale of property and equipment and other intangibles		(70)	(97)	2
Gain/(loss) on available-for-sale financial assets		(1,253)	37
Impairment charge on available-for-sale financial assets				(2,436)
(Loss) on de-recognition of financial assets measured at amortized cost net (*)	[1]	(5,285)	(5,988)	(3,562)
Mark to market gain/(loss) on derivative financial instrument measured at fair value through profit and loss account			(902)
(Loss) on settlement of derivative financial instruments				(586)
(Loss) on financial liability (convertible notes) measured at fair value through profit and loss account		(15,987)	(21,398)	(13,840)
(Loss) on deconsolidation of a subsidiary				(14,649)
Reversal of expected credit loss		10,382	20,698
Liabilities no longer required, written back		2,487
Credit from Government of India		760	2,328
Other (Gains)/Losses		$ (3,314)	$ 288	$ (41,321)

[1]	Arising on assignment and novation of trade receivables and trade payables with no-recourse. Derecognition of aforesaid financial assets/liabilities measured at amortized cost is to mitigate both credit risk and liquidity risk.